Consolidated statement of comprehensive income - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
Profit after taxes	€ 1,979	€ 1,444	€ 1,669
Foreign currency translations:
Pre-tax activity, net	(686)	(85)	(246)
Tax effect	0	0	0
Foreign currency translations, net of tax	(686)	(85)	(246)
Cash flow hedges:
Pre-tax activity, net	(85)	15	21
Tax effect	23	(3)	(11)
Cash flow hedges, net of tax	(62)	12	10
Other reserves:
Pre-tax activity, net	(2)	(8)	3
Tax effect	1	3	0
Other reserves, net of tax	(1)	(5)	3
Items that may be subsequently reclassified to the income statement	(749)	(78)	(233)
Pension plan remeasurements:
Pre-tax activity, net	17	61	(108)
Tax effect	(1)	(16)	35
Pension plan remeasurements, net of tax	16	45	(73)
Items that will not be subsequently reclassified to the income statement	16	45	(73)
Other comprehensive loss for the period, net of tax	(733)	(33)	(306)
Comprehensive income for the period	1,246	1,411	1,363
Comprehensive income attributable to shareholders	1,274	1,385	1,363
Comprehensive (loss)/ income attributable to non-controlling interests	€ (28)	€ 26	€ 0